UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00524
BNY Mellon Investment Funds III
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
10/31/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Global Equity Income Fund
BNY Mellon International Bond Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Global Equity Income Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class A – DEQAX
This annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.24%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class A shares returned 16.01%.
  In comparison, the FTSE World Index (the “Index”) returned 23.61% for the same period.
What affected the Fund’s performance?
  Global equities advanced amid market volatility, led by growth-oriented shares and Artificial Intelligence (“AI”)-related stocks.
  Strong stock selection in health care contributed positively to the Fund’s relative performance, despite the sector’s broad weakness. Stock selection in industrials further bolstered relative returns.
  Underweight exposure to information technology—reflecting the Fund’s strict yield discipline—detracted most from relative performance. Weakness in consumer-related areas further detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the FTSE World Index on 10/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	9.37%	11.87%	8.60%
without Sales Charge	16.01%	13.21%	9.25%
FTSE World Index	23.61%	16.06%	12.24%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$200	61	$1,523,947	54.09%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United States
43.4%
France
10.8%
United Kingdom
10.3%
Germany
4.6%
Hong Kong
3.8%
Ireland
3.7%
Italy
3.0%
China
3.0%
Taiwan
2.9%
Spain
2.7%
Sweden
2.6%
South Korea
2.2%
Netherlands
1.8%
Japan
1.6%
Indonesia
1.3%
Brazil
1.3%
Net Other Assets and Liabilities
1.0%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6175AR1025

BNY Mellon Global Equity Income Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class C – DEQCX
This annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.04%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class C shares returned 15.09%.
  In comparison, the FTSE World Index (the “Index”) returned 23.61% for the same period.
What affected the Fund’s performance?
  Global equities advanced amid market volatility, led by growth-oriented shares and Artificial Intelligence (“AI”)-related stocks.
  Strong stock selection in health care contributed positively to the Fund’s relative performance, despite the sector’s broad weakness. Stock selection in industrials further bolstered relative returns.
  Underweight exposure to information technology—reflecting the Fund’s strict yield discipline—detracted most from relative performance. Weakness in consumer-related areas further detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the FTSE World Index on 10/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	14.09%	*	12.33%	8.43%
without Deferred Sales Charge	15.09%		12.33%	8.43%
FTSE World Index	23.61%		16.06%	12.24%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$200	61	$1,523,947	54.09%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6176AR1025

BNY Mellon Global Equity Income Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class I – DQEIX
This annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	0.97%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class I shares returned 16.34%.
  In comparison, the FTSE World Index (the “Index”) returned 23.61% for the same period.
What affected the Fund’s performance?
  Global equities advanced amid market volatility, led by growth-oriented shares and Artificial Intelligence (“AI”)-related stocks.
  Strong stock selection in health care contributed positively to the Fund’s relative performance, despite the sector’s broad weakness. Stock selection in industrials further bolstered relative returns.
  Underweight exposure to information technology—reflecting the Fund’s strict yield discipline—detracted most from relative performance. Weakness in consumer-related areas further detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the FTSE World Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class I	16.34%	13.51%	9.55%
FTSE World Index	23.61%	16.06%	12.24%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$200	61	$1,523,947	54.09%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6177AR1025

BNY Mellon Global Equity Income Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class Y – DEQYX
This annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$100	0.92%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class Y shares returned 16.41%.
  In comparison, the FTSE World Index (the “Index”) returned 23.61% for the same period.
What affected the Fund’s performance?
  Global equities advanced amid market volatility, led by growth-oriented shares and Artificial Intelligence (“AI”)-related stocks.
  Strong stock selection in health care contributed positively to the Fund’s relative performance, despite the sector’s broad weakness. Stock selection in industrials further bolstered relative returns.
  Underweight exposure to information technology—reflecting the Fund’s strict yield discipline—detracted most from relative performance. Weakness in consumer-related areas further detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the FTSE World Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class Y	16.41%	13.56%	9.61%
FTSE World Index	23.61%	16.06%	12.24%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$200	61	$1,523,947	54.09%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0367AR1025

BNY Mellon International Bond Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class A – DIBAX
This annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$104	1.02%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class A shares returned 4.77%.
  In comparison, the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) returned 5.22% for the same period.
What affected the Fund’s performance?
  High yield returns were supported by high running yields even as rising rates eroded performance. U.S. dollar weakness in the second quarter of 2025 accounted for much of the reporting period’s total return.
  Active positioning in inflation markets and long exposure at the front end of the U.S. dollar yield curve bolstered the Fund’s relative performance.
  Overweight exposure to European investment-grade bonds further enhanced relative returns.
  Conservative positioning in risk assets during the second half of the period consistently detracted from relative performance.
  Underweight exposure to Canadian versus U.S. duration early in the period also detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate ex USD Index (Unhedged) on 10/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	0.09%	-3.02%	-0.51%
without Sales Charge	4.77%	-2.12%	-0.05%
Bloomberg Global Aggregate ex USD Index (Unhedged)	5.22%	-2.82%	0.35%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$132	457	$680,374	127.15%
Portfolio Holdings (as of 10/31/25 )
Country Allocation (Based on Net Assets)

United States
33.7%
China
17.9%
Japan
15.1%
United Kingdom
7.9%
Australia
4.8%
Italy
4.8%
Spain
3.5%
Germany
2.9%
Norway
2.1%
South Korea
2.1%
France
2.0%
Canada
1.8%
Netherlands
1.6%
Belgium
1.4%
Austria
1.2%
Jersey
1.2%
Sweden
-1.6%
Switzerland
-3.0%
Net Other Assets and Liabilities
0.6%

Allocation of Holdings (Based on Net Assets)

Foreign Governmental
59.8%
U.S. Treasury Securities
24.5%
Corporate Bonds and Notes
6.0%
Investment Companies
3.9%
Asset-Backed Securities
3.4%
U.S. Government Agencies Mortgage-Backed - Long
1.4%
Collateralized Loan Obligations
1.3%
Commercial Mortgage-Backed
0.9%
Options Contracts
0.0%*
Swap Agreements
0.0%*
Futures
-0.4%
U.S. Government Agencies Mortgage-Backed - Short
-0.7%
Forward Foreign Currency Exchange Contracts
-0.7%
Net Other Assets and Liabilities
0.6%

* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6091AR1025

BNY Mellon International Bond Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class C – DIBCX
This annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	2.06%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class C shares returned 3.67%.
  In comparison, the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) returned 5.22% for the same period.
What affected the Fund’s performance?
  High yield returns were supported by high running yields even as rising rates eroded performance. U.S. dollar weakness in the second quarter of 2025 accounted for much of the reporting period’s total return.
  Active positioning in inflation markets and long exposure at the front end of the U.S. dollar yield curve bolstered the Fund’s relative performance.
  Overweight exposure to European investment-grade bonds further enhanced relative returns.
  Conservative positioning in risk assets during the second half of the period consistently detracted from relative performance.
  Underweight exposure to Canadian versus U.S. duration early in the period also detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate ex USD Index (Unhedged) on 10/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	2.67%	*	-2.98%	-0.78%
without Deferred Sales Charge	3.67%		-2.98%	-0.78%
Bloomberg Global Aggregate ex USD Index (Unhedged)	5.22%		-2.82%	0.35%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$132	457	$680,374	127.15%
Portfolio Holdings (as of 10/31/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6093AR1025

BNY Mellon International Bond Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class I – DIBRX
This annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.86%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class I shares returned 4.94%.
  In comparison, the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) returned 5.22% for the same period.
What affected the Fund’s performance?
  High yield returns were supported by high running yields even as rising rates eroded performance. U.S. dollar weakness in the second quarter of 2025 accounted for much of the reporting period’s total return.
  Active positioning in inflation markets and long exposure at the front end of the U.S. dollar yield curve bolstered the Fund’s relative performance.
  Overweight exposure to European investment-grade bonds further enhanced relative returns.
  Conservative positioning in risk assets during the second half of the period consistently detracted from relative performance.
  Underweight exposure to Canadian versus U.S. duration early in the period also detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate ex USD Index (Unhedged) on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class I	4.94%	-1.89%	0.28%
Bloomberg Global Aggregate ex USD Index (Unhedged)	5.22%	-2.82%	0.35%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$132	457	$680,374	127.15%
Portfolio Holdings (as of 10/31/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6094AR1025

BNY Mellon International Bond Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class Y – DIBYX
This annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.75%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class Y shares returned 5.02%.
  In comparison, the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) returned 5.22% for the same period.
What affected the Fund’s performance?
  High yield returns were supported by high running yields even as rising rates eroded performance. U.S. dollar weakness in the second quarter of 2025 accounted for much of the reporting period’s total return.
  Active positioning in inflation markets and long exposure at the front end of the U.S. dollar yield curve bolstered the Fund’s relative performance.
  Overweight exposure to European investment-grade bonds further enhanced relative returns.
  Conservative positioning in risk assets during the second half of the period consistently detracted from relative performance.
  Underweight exposure to Canadian versus U.S. duration early in the period also detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg Global Aggregate ex USD Index (Unhedged) on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class Y	5.02%	-1.79%	0.37%
Bloomberg Global Aggregate ex USD Index (Unhedged)	5.22%	-2.82%	0.35%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$132	457	$680,374	127.15%
Portfolio Holdings (as of 10/31/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0368AR1025

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $86,400 in 2024 and $88,100 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $11,900 in 2024 and $12,300 in 2025. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2023 and $0 in 2024. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-

approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $5,102,266 in 2024 and $5,175,452 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Global Equity Income Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

Class	Ticker
A	DEQAX
C	DEQCX
I	DQEIX
Y	DEQYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Equity Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025

Description	Shares	Value ($)
Common Stocks — 96.2%
Brazil — 1.3%
B3 SA - Brasil Bolsa Balcao	1,088,948	2,566,541
China — 3.0%
NARI Technology Co. Ltd., Cl. A	914,000	3,113,310
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl. A	93,600	2,829,553
		5,942,863
France — 10.8%
BNP Paribas SA	28,157	2,176,443
Bureau Veritas SA	83,890	2,753,897
Cie de Saint-Gobain SA	31,870	3,087,940
Cie Generale des Etablissements Michelin SCA	92,195	2,942,577
Publicis Groupe SA	41,078	4,109,855
Sanofi SA	31,044	3,134,579
Veolia Environnement SA	103,354	3,413,103
		21,618,394
Germany — 4.6%
Deutsche Lufthansa AG	278,395	2,436,854
Fresenius SE & Co. KGaA	59,922	3,454,836
Siemens AG	11,546	3,267,901
		9,159,591
Hong Kong — 3.8%
AIA Group Ltd.	514,800	4,998,573
Hong Kong Exchanges & Clearing Ltd.	48,000	2,616,649
		7,615,222
Indonesia — 1.3%
Bank Mandiri Persero Tbk PT	5,377,700	1,526,322
Bank Rakyat Indonesia Persero Tbk PT	4,811,000	1,151,400
		2,677,722
Ireland — 3.7%
Medtronic PLC	50,173	4,550,691
Smurfit WestRock PLC	76,262	2,815,593
		7,366,284
Italy — 3.0%
Enel SpA	421,563	4,262,443
Moncler SpA	30,725	1,841,589
		6,104,032
Japan — 1.6%
Tokyo Electron Ltd.	14,900	3,304,666
Netherlands — 1.8%
Universal Music Group NV	134,609	3,610,505
Spain — 2.7%
Industria de Diseno Textil SA	96,280	5,315,805
Sweden — 2.6%
Sandvik AB	106,551	3,235,700
SKF AB, Cl. B	75,918	1,957,834
		5,193,534
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 96.2% (continued)
Taiwan — 2.9%
ASE Technology Holding Co. Ltd.	354,000	2,850,102
MediaTek, Inc.	71,000	3,025,601
		5,875,703
United Kingdom — 10.3%
AstraZeneca PLC	27,441	4,495,340
BAE Systems PLC	152,495	3,748,225
Barclays PLC	644,177	3,444,259
GSK PLC	151,444	3,542,340
Persimmon PLC	127,357	2,022,765
Unilever PLC	54,350	3,276,527
		20,529,456
United States — 42.8%
Bristol-Myers Squibb Co.	54,548	2,513,026
C.H. Robinson Worldwide, Inc.	27,457	4,228,104
Cisco Systems, Inc.	84,099	6,148,478
CME Group, Inc.	24,146	6,410,522
Diamondback Energy, Inc.	27,045	3,872,574
Dominion Energy, Inc.(a)	73,836	4,333,435
Elevance Health, Inc.	7,966	2,526,815
Exelon Corp.	87,594	4,039,835
Expand Energy Corp.	26,836	2,772,427
First Horizon Corp.	135,100	2,885,736
Gilead Sciences, Inc.	39,193	4,694,930
International Paper Co.	64,988	2,511,136
Johnson & Johnson	25,906	4,892,866
Kenvue, Inc.	146,646	2,107,303
MetLife, Inc.	38,835	3,099,810
Molson Coors Beverage Co., Cl. B	55,841	2,441,369
Old Republic International Corp.	74,190	2,927,537
Omnicom Group, Inc.(a)	33,368	2,503,267
PepsiCo, Inc.	22,726	3,320,041
Phillips 66	34,106	4,643,191
Starbucks Corp.	45,165	3,652,494
Sysco Corp.	43,504	3,231,477
The Estee Lauder Companies, Inc., Cl. A	5,170	499,887
The Kraft Heinz Company	81,178	2,007,532
UnitedHealth Group, Inc.	9,663	3,300,494
		85,564,286
Total Common Stocks (cost $163,048,663)		192,444,604

Preferred Dividend Rate (%)
Preferred Stocks — 2.2%
South Korea — 2.2%
Samsung Electronics Co. Ltd. (cost $2,298,714)	1.46	73,209	4,336,788

4

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $1,226,647)	4.22	1,226,647	1,226,647
Total Investments (cost $166,574,024)		99.0%	198,008,039
Cash and Receivables (Net)		1.0%	1,907,707
Net Assets		100.0%	199,915,746

(a)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $6,768,274 and the value of the collateral was
$6,967,028, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	-	72,298,820	(71,072,173)	1,226,647	134,018
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	25,072,367	(25,072,367)	-	3,351††
Total - .6%	-	97,371,187	(96,144,540)	1,226,647	137,369

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $6,768,274)—Note 1(c):
Unaffiliated issuers	165,347,377	196,781,392
Affiliated issuers	1,226,647	1,226,647
Cash denominated in foreign currency	343,129	351,543
Tax reclaim receivable—Note 1(b)		1,067,314
Receivable for investment securities sold		917,658
Dividends and securities lending income receivable		299,358
Receivable for shares of Beneficial Interest subscribed		119,808
Prepaid expenses		46,690
		200,810,410
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		158,614
Payable for shares of Beneficial Interest redeemed		412,024
Payable for investment securities purchased		213,328
Trustees’ fees and expenses payable		4,439
Other accrued expenses		106,259
		894,664
Net Assets ($)		199,915,746
Composition of Net Assets ($):
Paid-in capital		150,272,582
Total distributable earnings (loss)		49,643,164
Net Assets ($)		199,915,746

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	52,569,577	3,656,785	135,520,522	8,168,862
Shares Outstanding	3,555,956	233,054	9,984,877	602,311
Net Asset Value Per Share ($)	14.78	15.69	13.57	13.56
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Year Ended October 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $526,647 foreign taxes withheld at source):
Unaffiliated issuers	6,645,799
Affiliated issuers	134,018
Interest	5,327
Affiliated income net of rebates from securities lending—Note 1(c)	3,351
Total Income	6,788,495
Expenses:
Management fee—Note 3(a)	1,523,947
Shareholder servicing costs—Note 3(c)	272,800
Professional fees	125,708
Registration fees	71,265
Distribution Plan fees—Note 3(b)	33,105
Prospectus and shareholders’ reports	26,728
Chief Compliance Officer fees—Note 3(c)	25,482
Custodian fees—Note 3(c)	24,461
Trustees’ fees and expenses—Note 3(d)	22,970
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Loan commitment fees—Note 2	4,639
Interest expense—Note 2	2,637
Miscellaneous	16,986
Total Expenses	2,160,728
Less—reduction in fees due to earnings credits—Note 3(c)	(636)
Net Expenses	2,160,092
Net Investment Income	4,628,403
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	24,274,610
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(141,599)
Net Realized and Unrealized Gain (Loss) on Investments	24,133,011
Net Increase in Net Assets Resulting from Operations	28,761,414
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
Operations ($):
Net investment income	4,628,403	6,518,372
Net realized gain (loss) on investments	24,274,610	21,981,568
Net change in unrealized appreciation (depreciation) on investments	(141,599)	26,351,220
Net Increase (Decrease) in Net Assets Resulting from Operations	28,761,414	54,851,160
Distributions ($):
Distributions to shareholders:
Class A	(5,387,684)	(4,077,865)
Class C	(463,518)	(643,561)
Class I	(16,555,387)	(20,900,317)
Class Y	(669,995)	(197,767)
Total Distributions	(23,076,584)	(25,819,510)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	8,556,336	9,961,053
Class C	649,773	341,959
Class I	23,649,825	37,154,400
Class Y	3,343,943	4,228,162
Distributions reinvested:
Class A	4,354,484	3,266,664
Class C	413,705	585,924
Class I	12,922,248	17,860,686
Class Y	500,704	114,547
Cost of shares redeemed:
Class A	(17,249,085)	(13,649,801)
Class C	(4,163,643)	(5,659,539)
Class I	(58,999,296)	(182,129,319)
Class Y	(1,526,776)	(654,255)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(27,547,782)	(128,579,519)
Total Increase (Decrease) in Net Assets	(21,862,952)	(99,547,869)
Net Assets ($):
Beginning of Period	221,778,698	321,326,567
End of Period	199,915,746	221,778,698
8

	Year Ended October 31,
	2025	2024
Capital Share Transactions (Shares):
Class A(a)
Shares sold	624,249	737,194
Shares issued for distributions reinvested	333,397	249,604
Shares redeemed	(1,261,103)	(1,008,591)
Net Increase (Decrease) in Shares Outstanding	(303,457)	(21,793)
Class C(a)
Shares sold	43,177	24,368
Shares issued for distributions reinvested	30,076	42,736
Shares redeemed	(285,483)	(396,511)
Net Increase (Decrease) in Shares Outstanding	(212,230)	(329,407)
Class I
Shares sold	1,903,638	2,997,821
Shares issued for distributions reinvested	1,075,164	1,474,543
Shares redeemed	(4,819,070)	(14,764,815)
Net Increase (Decrease) in Shares Outstanding	(1,840,268)	(10,292,451)
Class Y
Shares sold	264,982	339,025
Shares issued for distributions reinvested	41,665	9,238
Shares redeemed	(120,458)	(51,119)
Net Increase (Decrease) in Shares Outstanding	186,189	297,144

(a)	During the period ended October 31, 2024, 2,547 Class C shares representing $38,984 were automatically converted to 2,687 Class A shares.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	14.15	12.64	13.51	16.25	12.40
Investment Operations:
Net investment income(a)	.29	.30	.35	.26	.28
Net realized and unrealized gain (loss) on investments	1.77	2.27	.53	(1.25)	3.84
Total from Investment Operations	2.06	2.57	.88	(.99 )	4.12
Distributions:
Dividends from net investment income	(.30 )	(.33 )	(.33 )	(.25 )	(.27 )
Dividends from net realized gain on investments	(1.13)	(.73 )	(1.42)	(1.50)	-
Total Distributions	(1.43)	(1.06)	(1.75)	(1.75)	(.27 )
Net asset value, end of period	14.78	14.15	12.64	13.51	16.25
Total Return (%)(b)	16.01	21.18	6.45	(6.84)	33.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.24	1.24	1.19	1.17	1.18
Ratio of net expenses to average net assets	1.24 (c)	1.24 (c)	1.19 (c)	1.17 (c)	1.18
Ratio of net investment income to average net assets	2.11 (c)	2.23 (c)	2.59 (c)	1.79 (c)	1.77
Portfolio Turnover Rate	54.09	52.55	60.96	52.78	26.61
Net Assets, end of period ($ x 1,000)	52,570	54,619	49,055	48,725	55,804

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

	Year Ended October 31,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	14.92	13.26	14.09	16.86	12.85
Investment Operations:
Net investment income(a)	.19	.21	.26	.15	.15
Net realized and unrealized gain (loss) on investments	1.87	2.39	.55	(1.29)	4.00
Total from Investment Operations	2.06	2.60	.81	(1.14)	4.15
Distributions:
Dividends from net investment income	(.16 )	(.21 )	(.22 )	(.13 )	(.14 )
Dividends from net realized gain on investments	(1.13)	(.73 )	(1.42)	(1.50)	-
Total Distributions	(1.29)	(.94 )	(1.64)	(1.63)	(.14 )
Net asset value, end of period	15.69	14.92	13.26	14.09	16.86
Total Return (%)(b)	15.09	20.29	5.59	(7.54)	32.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.04	2.00	1.96	1.94	1.95
Ratio of net expenses to average net assets	2.04 (c)	2.00 (c)	1.96 (c)	1.94 (c)	1.95
Ratio of net investment income to average net assets	1.31 (c)	1.50 (c)	1.82 (c)	1.02 (c)	.97
Portfolio Turnover Rate	54.09	52.55	60.96	52.78	26.61
Net Assets, end of period ($ x 1,000)	3,657	6,643	10,274	13,578	18,165

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.11	11.78	12.71	15.39	11.76
Investment Operations:
Net investment income(a)	.30	.31	.36	.28	.30
Net realized and unrealized gain (loss) on investments	1.63	2.12	.50	(1.17)	3.64
Total from Investment Operations	1.93	2.43	.86	(.89 )	3.94
Distributions:
Dividends from net investment income	(.34 )	(.37 )	(.37 )	(.29 )	(.31 )
Dividends from net realized gain on investments	(1.13)	(.73 )	(1.42)	(1.50)	-
Total Distributions	(1.47)	(1.10)	(1.79)	(1.79)	(.31 )
Net asset value, end of period	13.57	13.11	11.78	12.71	15.39
Total Return (%)	16.34	21.54	6.68	(6.56)	33.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97	.96	.94	.92	.93
Ratio of net expenses to average net assets	.97 (b)	.96 (b)	.93 (b)	.92 (b)	.93
Ratio of net investment income to average net assets	2.36 (b)	2.46 (b)	2.86 (b)	2.05 (b)	2.02
Portfolio Turnover Rate	54.09	52.55	60.96	52.78	26.61
Net Assets, end of period ($ x 1,000)	135,521	155,063	260,597	262,292	234,242

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
12

	Year Ended October 31,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.10	11.78	12.70	15.39	11.75
Investment Operations:
Net investment income(a)	.31	.34	.26	.24	.30
Net realized and unrealized gain (loss) on investments	1.62	2.08	.61	(1.14)	3.65
Total from Investment Operations	1.93	2.42	.87	(.90 )	3.95
Distributions:
Dividends from net investment income	(.34 )	(.37 )	(.37 )	(.29 )	(.31 )
Dividends from net realized gain on investments	(1.13)	(.73 )	(1.42)	(1.50)	-
Total Distributions	(1.47)	(1.10)	(1.79)	(1.79)	(.31 )
Net asset value, end of period	13.56	13.10	11.78	12.70	15.39
Total Return (%)	16.41	21.52	6.81	(6.59)	33.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.92	.92	.85	.92
Ratio of net expenses to average net assets	.92 (b)	.92 (b)	.91 (b)	.85 (b)	.92
Ratio of net investment income to average net assets	2.42 (b)	2.71 (b)	2.67 (b)	1.96 (b)	2.03
Portfolio Turnover Rate	54.09	52.55	60.96	52.78	26.61
Net Assets, end of period ($ x 1,000)	8,169	5,453	1,401	202	42

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
13

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Equity Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
14

NOTES TO FINANCIAL STATEMENTS (continued)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	192,444,604	—	—	192,444,604
Equity Securities - Preferred Stocks	4,336,788	—	—	4,336,788
Investment Companies	1,226,647	—	—	1,226,647
	198,008,039	—	—	198,008,039

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange
15

NOTES TO FINANCIAL STATEMENTS (continued)
gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2025, BNY earned $449 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	6,768,274
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(6,768,274)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include
16

NOTES TO FINANCIAL STATEMENTS (continued)
exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $904,054, undistributed capital gains $19,259,914 and unrealized appreciation $29,479,196.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows: ordinary income $7,185,733 and $9,740,301, and long-term capital gains $15,890,851 and $16,079,209, respectively.
During the period ended October 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $4,093,902 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended October 31, 2025, the fund was charged $2,637 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the
17

NOTES TO FINANCIAL STATEMENTS (continued)
period ended October 31, 2025 was approximately $50,137 with a related weighted average annualized interest rate of 5.26%. As of October 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser and the Trust, the Trust had agreed to pay the Adviser a management fee computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended October 31, 2025, the Distributor retained $994 from commissions earned on sales of the fund’s Class A shares and $122 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2025, Class C shares were charged $33,105 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2025, Class A and Class C shares were charged $129,678 and $11,035, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2025, the fund was charged $7,850 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $636.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2025, the fund was charged $24,461 pursuant to the custody agreement.
During the period ended October 31, 2025, the fund was charged $25,482 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended October 31, 2025, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $128,407, Distribution Plan fees of $2,323, Shareholder Services Plan fees of $12,003, Custodian fees of $4,500, Chief Compliance Officer fees of $1,752, Transfer Agent fees of $1,296 and Shareholder and regulatory reports service fees of $8,333.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
18

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2025, amounted to $108,384,996 and $155,938,615, respectively.
At October 31, 2025, the cost of investments for federal income tax purposes was $168,606,435; accordingly, accumulated net unrealized appreciation on investments was $29,401,604, consisting of $37,233,739 gross unrealized appreciation and $7,832,135 gross unrealized depreciation.
19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Global Equity Income Fund and Board of Trustees of BNY Mellon Investment Funds III:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Global Equity Income Fund (the Fund), a series of BNY Mellon Investment Funds III, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
December 22, 2025
20

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund elects to provide each shareholder with their portion of the fund’s income sourced from foreign countries and taxes paid from foreign countries. The fund reports the maximum amount allowable but not less than $4,359,850 as income sourced from foreign countries for the fiscal year ended October 31, 2025 in accordance with Section 853(c)(2) of the Internal Revenue Code and also the fund reports the maximum amount allowable but not less than $518,221 as taxes paid from foreign countries for the fiscal year ended October 31, 2025 in accordance with Section 853(a) of the Internal Revenue Code. Where required by federal tax rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2025 calendar year with Form 1099-DIV which will be mailed in early 2026. Also the fund reports the maximum amount allowable, but not less than $7,653,986 as ordinary income dividends paid during the fiscal year ended October 31, 2025 as qualified dividend income in accordance with Section 854(b)(1)(B) Section 852(b)(3)(C) of the Internal Revenue Code. The fund reports the maximum amount allowable but not less than 44.79% of ordinary dividends paid during the year ended October 31, 2025 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. The fund also hereby reports $.9863 per share as a long-term capital gain distribution and $.1406 per share as a short-term capital gain distribution paid on December 16, 2024.
21

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
22

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
23

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $48,452.
24

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
25

© 2025 BNY Mellon Securities Corporation
Code-6175NCSRAR1025

BNY Mellon International Bond Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

Class	Ticker
A	DIBAX
C	DIBCX
I	DIBRX
Y	DIBYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Bond Fund
SCHEDULE OF INVESTMENTS
October 31, 2025

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.3%
Australia — 2.9%
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	1.75	3/20/2034	4,126,000	2,151,020
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	AUD	1.75	7/20/2034	575,000	295,617
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	AUD	4.50	8/22/2035	296,000	188,008
Treasury Corp. of Victoria, Govt. Gtd. Bonds	AUD	2.00	9/17/2035	206,000	103,854
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	4.75	9/15/2036	1,686,000	1,076,840
					3,815,339
Austria — 1.2%
Austria, Sr. Unscd. Bonds(b)	EUR	2.90	2/20/2034	1,275,000	1,477,809
Volksbank Wien AG, Sub. Notes	EUR	5.50	12/4/2035	100,000	119,767
					1,597,576
Belgium — 1.4%
Anheuser-Busch InBev SA, Gtd. Notes	EUR	2.00	3/17/2028	910,000	1,043,954
Belgium, Sr. Unscd. Notes, Ser. 98(b)	EUR	3.30	6/22/2054	775,000	775,150
					1,819,104
Bermuda — .5%
Athora Holding Ltd., Sub. Notes	EUR	5.88	9/10/2034	290,000	363,515
RLGH Finance Bermuda Ltd., Gtd. Notes		8.25	7/17/2031	295,000	337,310
					700,825
Brazil — 1.5%
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2033	12,391,000	1,943,609
Canada — 5.3%
Canada, Bonds	CAD	1.75	12/1/2053	572,000	276,088
Canada, Bonds	CAD	3.25	12/1/2034	6,050,000	4,371,115
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	CAD	5.40	9/15/2028	1,107,000	805,488
Province of Alberta Canada, Unscd. Bonds	CAD	4.45	12/1/2054	159,000	114,716
Province of Alberta Canada, Unscd. Debs.	CAD	3.10	6/1/2050	160,000	92,027
Province of Ontario Canada, Sr. Unscd. Notes	CAD	4.60	12/2/2055	1,469,000	1,092,436
Province of Quebec Canada, Sr. Unscd. Debs.	CAD	4.40	12/1/2055	405,000	288,107
					7,039,977
Cayman Islands — .5%
Regatta XXV Funding Ltd. CLO, Ser. 2023-1A, Cl. A1R, (3 Month TSFR +1.34%)(b),(c)		5.24	7/15/2038	600,000	601,822
China — 6.7%
China, Bonds, Ser. INBK	CNY	1.61	2/15/2035	24,740,000	3,431,355
China, Bonds, Ser. INBK	CNY	1.92	1/15/2055	17,240,000	2,311,233
China, Bonds, Ser. INBK	CNY	2.60	9/1/2032	3,650,000	544,800
China, Bonds, Ser. INBK	CNY	3.00	10/15/2053	2,950,000	489,811
China, Bonds, Ser. INBK	CNY	3.73	5/25/2070	10,220,000	2,035,179
					8,812,378
Colombia — 1.5%
Colombian TES, Bonds, Ser. B	COP	13.25	2/9/2033	7,215,000,000	2,010,775
Czechia — .1%
Czech Republic, Sr. Unscd. Bonds, Ser. 156	CZK	3.00	3/3/2033	4,180,000	181,767
Denmark — .2%
Denmark, Bonds, Ser. 31Y	DKK	4.50	11/15/2039	1,500,000	280,038
Finland — .4%
Finland, Sr. Unscd. Bonds, Ser. 10Y(b)	EUR	3.00	9/15/2033	500,000	584,527

SCHEDULE OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.3% (continued)
France — 2.0%
France, Bonds, Ser. OAT(b)	EUR	2.75	2/25/2029	325,000	379,054
France, Bonds, Ser. OAT(b)	EUR	3.00	5/25/2054	160,000	146,522
France, Bonds, Ser. OAT(b)	EUR	3.25	5/25/2055	950,000	907,903
France, Bonds, Ser. OAT(b)	EUR	4.00	10/25/2038	960,000	1,144,095
					2,577,574
Germany — 2.9%
Bundesschatzanweisungen, Bonds	EUR	2.20	3/11/2027	1,800,000	2,081,528
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	0.63	4/15/2036	100,000	89,233
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	0.63	12/8/2050	60,000	34,033
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	1.13	5/29/2051	40,000	25,374
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	1.38	3/3/2034	60,000	61,195
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	1.63	8/16/2033	160,000	168,318
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	1.88	5/24/2030	195,000	218,727
Hamburg Commercial Bank AG, Sr. Notes	EUR	4.50	7/24/2028	500,000	599,681
Merck KGaA, Jr. Sub. Notes	EUR	3.88	8/27/2054	100,000	117,021
Volkswagen Financial Services AG, Sr. Unscd. Notes	EUR	3.25	5/19/2027	400,000	465,864
					3,860,974
Greece — .2%
Hellenic Republic, Sr. Unscd. Notes(b)	EUR	4.38	7/18/2038	247,000	308,987
Hungary — .1%
Hungary, Bonds, Ser. 33A	HUF	2.25	4/20/2033	44,000,000	98,113
Indonesia — .5%
Indonesia, Bonds, Ser. FR83	IDR	7.50	4/15/2040	10,580,000,000	700,392
Ireland — .4%
Ireland, Unscd. Bonds	EUR	2.60	10/18/2034	525,000	592,742
Italy — 4.8%
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 10Y	EUR	4.40	5/1/2033	2,125,000	2,674,634
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 30Y(b)	EUR	2.45	9/1/2050	1,785,000	1,534,285
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Notes, Ser. 30Y(b)	EUR	4.30	10/1/2054	1,780,000	2,072,569
					6,281,488
Japan — 7.4%
Japan (20 Year Issue), Bonds, Ser. 183	JPY	1.40	12/20/2042	192,250,000	1,073,964
Japan (20 Year Issue), Bonds, Ser. 184	JPY	1.10	3/20/2043	427,800,000	2,261,233
Japan (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	165,000,000	604,369
Japan (30 Year Issue), Bonds, Ser. 69	JPY	0.70	12/20/2050	122,050,000	473,951
Japan (30 Year Issue), Bonds, Ser. 83	JPY	2.20	6/20/2054	474,450,000	2,564,545
Japan (40 Year Issue), Bonds, Ser. 15	JPY	1.00	3/20/2062	132,100,000	460,461
Japan (40 Year Issue), Bonds, Ser. 17	JPY	2.20	3/20/2064	461,800,000	2,299,671
					9,738,194
Jersey — 1.2%
AA Bond Co. Ltd., Sr. Scd. Notes, Ser. A8	GBP	5.50	7/31/2027	290,000	385,722
Aptiv Swiss Holdings Ltd., Gtd. Notes		3.10	12/1/2051	110,000	71,691
Ballyrock 24 Ltd. CLO, Ser. 2023-24A, Cl. A1R, (3 Month TSFR +1.32%)(b),(c)		5.22	7/15/2038	545,000	546,766
Invesco US Ltd. CLO, Ser. 2023-3A, Cl. AR, (3 Month TSFR +1.31%)(b),(c)		5.21	7/15/2038	575,000	576,755
					1,580,934
Luxembourg — .4%
P3 Group Sarl, Sr. Unscd. Notes	EUR	4.00	4/19/2032	400,000	472,881
Malaysia — 1.0%
Malaysia, Bonds, Ser. 318	MYR	4.64	11/7/2033	5,100,000	1,312,146

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.3% (continued)
Mexico — .5%
Mexican Bonos, Bonds, Ser. M(d)	MXN	7.50	5/26/2033	14,000,000	711,880
Netherlands — 1.6%
Netherlands, Bonds(b)	EUR	2.50	7/15/2034	1,350,000	1,532,092
Sartorius Finance BV, Gtd. Notes	EUR	4.50	9/14/2032	400,000	489,656
Sartorius Finance BV, Gtd. Notes	EUR	4.88	9/14/2035	100,000	124,333
					2,146,081
New Zealand — .3%
New Zealand, Unscd. Bonds, Ser. 534	NZD	4.25	5/15/2034	630,000	368,617
Peru — .1%
Peru, Sr. Unscd. Bonds(b),(d)	PEN	7.30	8/12/2033	440,000	145,882
Poland — .3%
Poland, Bonds, Ser. 1033	PLN	6.00	10/25/2033	1,375,000	393,761
Portugal — .4%
Portugal Obrigacoes do Tesouro OT, Sr. Unscd. Notes, Ser. 11Y(b)	EUR	2.88	10/20/2034	450,000	517,271
Romania — .4%
Romania, Sr. Unscd. Notes(b)	EUR	5.25	5/30/2032	318,000	373,342
Romania, Sr. Unscd. Notes(b)	EUR	6.13	10/7/2037	116,000	134,021
					507,363
Singapore — .6%
Singapore, Bonds	SGD	3.38	9/1/2033	875,000	745,189
South Korea — 1.5%
Korea, Bonds, Ser. 3212	KRW	4.25	12/10/2032	1,193,700,000	904,387
Korea, Bonds, Ser. 5209	KRW	3.13	9/10/2052	1,485,000,000	1,071,301
					1,975,688
Spain — 3.5%
Cellnex Finance Co. SA, Gtd. Notes	EUR	2.00	2/15/2033	100,000	104,481
Spain, Sr. Unscd. Bonds(b)	EUR	0.70	4/30/2032	3,875,000	3,939,043
Spain, Sr. Unscd. Bonds(b)	EUR	3.25	4/30/2034	75,000	88,149
Spain, Sr. Unscd. Notes(b)	EUR	3.45	10/31/2034	375,000	446,208
					4,577,881
Supranational — 1.9%
European Union, Sr. Unscd. Bonds, Ser. UFA	EUR	3.00	3/4/2053	548,963	539,999
European Union, Sr. Unscd. Notes, Ser. SURE	EUR	0.20	6/4/2036	1,475,000	1,258,619
European Union, Sr. Unscd. Notes, Ser. UFA	EUR	3.38	10/5/2054	217,591	227,460
European Union, Sr. Unscd. Notes, Ser. UFA	EUR	3.75	10/12/2045	361,811	417,445
					2,443,523
Sweden — .3%
Sweden, Bonds, Ser. 1066	SEK	2.25	5/11/2035	3,575,000	366,869
Switzerland — 1.3%
Swiss Confederation, Bonds	CHF	0.50	6/27/2032	1,390,000	1,781,349
Thailand — .8%
Thailand, Sr. Unscd. Bonds	THB	2.41	3/17/2035	34,000,000	1,115,027
United Kingdom — 9.9%
Gemgarto PLC, Ser. 2021-1A, Cl. A, (3 Month SONIO +0.89%)(b),(c)	GBP	4.87	12/16/2067	41,286	54,331
Northumbrian Water Finance PLC, Gtd. Notes	GBP	6.38	10/28/2034	519,000	722,643
Severn Trent Utilities Finance PLC, Gtd. Notes	GBP	5.25	4/4/2036	108,000	140,386
United Kingdom Gilt, Bonds	GBP	1.50	7/31/2053	5,500,000	3,330,164
United Kingdom Gilt, Bonds	GBP	4.25	7/31/2034	2,200,000	2,869,057
United Kingdom Gilt, Bonds	GBP	4.38	7/31/2054	2,350,000	2,717,443

SCHEDULE OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.3% (continued)
United Kingdom — 9.9% (continued)
United Kingdom Gilt, Bonds	GBP	4.50	6/7/2028	2,350,000	3,142,840
Yorkshire Water Finance PLC, Sr. Scd. Bonds	GBP	6.60	4/17/2031	100,000	139,248
					13,116,112
United States — 30.8%
A&D Mortgage Trust, Ser. 2023-NQM2, Cl. A1(b)		6.13	5/25/2068	276,116	277,078
Aligned Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2(b)		6.00	8/17/2048	379,000	382,732
AutoNation Finance Trust, Ser. 2025-1A, Cl. A3(b)		4.62	11/13/2029	113,000	113,862
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-8A, Cl. A(b)		6.02	2/20/2030	261,000	273,692
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-2A, Cl. A(b)		5.12	8/20/2031	160,000	164,897
COLT Mortgage Loan Trust, Ser. 2023-2, Cl. A1(b)		6.60	7/25/2068	178,630	179,843
COLT Mortgage Loan Trust, Ser. 2023-4, Cl. A1(b)		7.16	10/25/2068	343,183	348,423
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)		5.45	4/20/2048	109,028	107,653
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2(b)		5.56	11/20/2048	394,000	398,056
ENT Auto Receivables Trust, Ser. 2023-1A, Cl. A3(b)		6.24	1/16/2029	142,679	143,688
FMC Corp., Sr. Unscd. Notes(d)		5.65	5/18/2033	150,000	143,428
General Mills, Inc., Sr. Unscd. Bonds	EUR	3.60	4/17/2032	140,000	164,042
Morgan Stanley, Sr. Unscd. Notes, Ser. I		4.89	10/22/2036	389,000	387,012
Mosaic Solar Loan Trust, Ser. 2023-2A, Cl. A(b)		5.36	9/22/2053	213,036	205,683
Retained Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2A(b)		5.00	9/15/2048	515,000	515,661
SBA Tower Trust, Asset Backed Notes(b)		2.59	10/15/2031	695,000	614,968
Stack Infrastructure Issuer LLC, Ser. 2023-1A, Cl. A2(b)		5.90	3/25/2048	150,000	150,638
Sunnova Hestia I Issuer LLC, Ser. 2023-GRID1, Cl. 1A(b)		5.75	12/20/2050	87,618	88,576
The Dow Chemical Company, Sr. Unscd. Notes		5.95	3/15/2055	290,000	274,828
TIF Funding III LLC, Ser. 2024-1A, Cl. A(b)		5.48	4/20/2049	504,075	503,850
U.S. Treasury Bonds		4.75	5/15/2055	1,520,000	1,540,425
U.S. Treasury Inflation Indexed Bonds(e)		0.13	2/15/2052	574,806	317,770
U.S. Treasury Notes(d)		3.63	9/30/2030	5,500,000	5,480,234
U.S. Treasury Notes		3.75	6/30/2030	3,800,000	3,808,387
U.S. Treasury Notes		3.88	5/31/2027	100,000	100,359
U.S. Treasury Notes(d)		3.88	7/31/2027	4,800,000	4,820,813
U.S. Treasury Notes		3.88	8/31/2032	2,550,000	2,549,602
U.S. Treasury Notes(d)		4.00	2/28/2030	1,100,000	1,114,180
U.S. Treasury Notes		4.00	3/31/2030	2,075,000	2,101,586
U.S. Treasury Notes(f)		4.25	5/15/2035	4,625,000	4,687,871
U.S. Treasury Notes(d)		4.25	8/15/2035	4,239,400	4,292,724
U.S. Treasury Notes(d),(f)		4.63	2/15/2035	1,525,000	1,591,123
Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2(b)		6.32	3/16/2048	583,000	586,064
Verus Securitization Trust, Ser. 2023-4, Cl. A1(b)		5.81	5/25/2068	162,084	162,561
Verus Securitization Trust, Ser. 2023-5, Cl. A1(b)		6.48	6/25/2068	171,457	172,511
Federal Home Loan Mortgage Corp.(g)		5.50	7/1/2054	405,296	414,438
Federal National Mortgage Association:
5.00%, 10/1/2054(g)				936,992	938,915
5.50%, 9/1/2054(g)				526,829	537,692
					40,655,865
Total Bonds and Notes (cost $129,324,963)					128,480,520

Description/Number of Contracts /Counterparty	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Options Purchased — .0%
Put Options — .0%
Swaption Receiver Markit CDX North America Investment Grade Index Series 44, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2030, Contracts 13,700,000, Morgan Stanley & Co. LLC	0.50	11/19/2025	13,700,000	9,851
Swaption Receiver Markit CDX North America Investment Grade Index Series 45, Payer 3 Month Fixed Rate of 1.00% terminating on 12/20/2030, Contracts 12,600,000, Citigroup Global Markets, Inc.	0.55	12/17/2025	12,600,000	17,186
Total Options Purchased (cost $43,120)				27,037

Description	1-Day Yield (%)	Shares
Investment of Cash Collateral for Securities Loaned — 3.9%
Registered Investment Companies — 3.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $5,158,707)	4.22	5,158,707	5,158,707
Total Investments (cost $134,526,790)		101.2%	133,666,264
Liabilities, Less Cash and Receivables		(1.2%)	(1,621,514)
Net Assets		100.0%	132,044,750

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
SONIO—Sterling Overnight Index Average
THB—Thai Baht
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to $24,966,132 or 18.9% of net assets.

SCHEDULE OF INVESTMENTS (continued)
(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $17,650,571 and the value of the collateral was
$18,172,595, consisting of cash collateral of $5,158,707 and U.S. Government & Agency securities valued at $13,013,888.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Held or partially held by a broker as collateral for open over-the-counter derivative contracts.
(g)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
United States — (.7%)
Federal National Mortgage Association:
5.00%, 11/1/2055(a),(b)	(950,000)	(945,365)
Total Sale Commitments (Proceeds $949,694)		(945,365)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	535,448	113,116,678	(113,652,126)	-	77,811
Investment of Cash Collateral for Securities Loaned - 3.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.9%	1,319,861	38,617,679	(34,778,833)	5,158,707	6,400††
Total - 3.9%	1,855,309	151,734,357	(148,430,959)	5,158,707	84,211

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
5 Year U.S. Treasury Note	55	12/31/2025	6,032,620	6,006,602	(26,018)
10 Year U.S. Treasury Note	9	12/19/2025	1,016,101	1,014,047	(2,054)
Australian 3-Year Bond	2	12/15/2025	140,316(a)	139,658	(658)
Canadian 10 Year Bond	22	12/18/2025	1,882,287(a)	1,925,579	43,292
Euro-Bobl	68	12/8/2025	9,248,974(a)	9,269,243	20,269
Euro-Bund	58	12/8/2025	8,633,979(a)	8,650,200	16,221

Futures (continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long (continued)
Euro-Schatz	98	12/8/2025	12,094,200(a)	12,095,725	1,525
U.S. Treasury Long-Term Bond	21	12/19/2025	2,415,418	2,463,562	48,144
Futures Short
2 Year U.S. Treasury Note	59	12/31/2025	12,275,131	12,286,289	(11,158)
Australian 10-Year Bond	20	12/15/2025	1,487,696(a)	1,486,733	963
Euro-Buxl 30 Year Bond	1	12/8/2025	130,409(a)	133,846	(3,437)
Euro-OAT	40	12/8/2025	5,552,306(a)	5,651,213	(98,907)
Japanese 10 Year Bond	5	12/15/2025	4,446,791(a)	4,413,730	33,061
Long Gilt	58	12/29/2025	6,920,187(a)	7,133,339	(213,152)
Ultra 10 Year U.S. Treasury Note	3	12/19/2025	349,167	346,453	2,714
Ultra U.S. Treasury Bond	96	12/19/2025	11,272,581	11,643,000	(370,419)
Gross Unrealized Appreciation					166,189
Gross Unrealized Depreciation					(725,803)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Options Written
Description/Contracts /Counterparty	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Call Options:
Swaption Receiver Markit CDX North America Investment Grade Index Series 44, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2030, Contracts 13,700,000, Morgan Stanley & Co. LLC	0.45	11/19/2025	13,700,000	(2,217)
Swaption Receiver Markit CDX North America Investment Grade Index Series 45, Payer 3 Month Fixed Rate of 1.00% terminating on 12/20/2030, Contracts 12,600,000, Citigroup Global Markets, Inc.	0.50	12/17/2025	12,600,000	(6,540)
Put Options:
Swaption Payer Markit CDX North America Investment Grade Index Series 44, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2030, Contracts 13,700,000, Morgan Stanley & Co. LLC	0.58	11/19/2025	13,700,000	(3,694)
Swaption Payer Markit CDX North America Investment Grade Index Series 45, Receiver 3 Month Fixed Rate of 1.00% terminating on 12/20/2030, Contracts 12,600,000, Citigroup Global Markets, Inc.	0.63	12/17/2025	12,600,000	(9,227)
Total Options Written (premiums received $35,518)				(21,678)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of America Corp.
Euro	204,000	United States Dollar	240,112	11/7/2025	(4,866)
United States Dollar	353,753	Canadian Dollar	497,000	11/7/2025	(728)
New Zealand Dollar	562,000	United States Dollar	322,521	11/7/2025	(817)
United States Dollar	28,290	Mexican Peso	530,000	11/7/2025	(214)
British Pound	436,000	United States Dollar	588,428	11/7/2025	(15,645)
United States Dollar	409,286	Canadian Dollar	564,000	11/7/2025	7,019

SCHEDULE OF INVESTMENTS (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of America Corp. (continued)
United States Dollar	1,625,315	Colombian Peso	6,404,717,000	11/7/2025	(34,499)
United States Dollar	759,776	Australian Dollar	1,140,000	11/7/2025	13,804
Euro	121,000	United States Dollar	140,927	11/14/2025	(1,341)
United States Dollar	121,582	Euro	104,000	11/14/2025	1,608
Barclays Capital, Inc.
United States Dollar	241,475	Euro	206,000	11/7/2025	3,922
United States Dollar	1,335,269	Euro	1,136,885	11/7/2025	24,249
United States Dollar	240,125	Euro	204,000	11/7/2025	4,878
United States Dollar	614,570	Swiss Franc	482,000	11/7/2025	15,070
Indonesian Rupiah	2,081,907,000	United States Dollar	125,512	11/7/2025	(330)
United States Dollar	537,332	Swiss Franc	429,000	11/7/2025	3,752
New Zealand Dollar	730,000	United States Dollar	418,018	11/7/2025	(146)
United States Dollar	495,967	British Pound	373,770	11/7/2025	4,937
Euro	984,893	United States Dollar	1,147,224	11/7/2025	(11,476)
New Zealand Dollar	729,000	United States Dollar	436,541	11/7/2025	(19,241)
United States Dollar	152,600	Australian Dollar	231,000	11/7/2025	1,443
United States Dollar	219,482	Euro	186,000	11/7/2025	4,993
United States Dollar	2,566,541	British Pound	1,895,585	11/7/2025	76,269
Israeli Shekel	1,171,000	United States Dollar	353,374	11/14/2025	5,973
United States Dollar	308,557	Malaysian Ringgit	1,296,000	11/14/2025	(1,052)
Euro	366,000	United States Dollar	427,103	11/14/2025	(4,883)
Australian Dollar	84,000	United States Dollar	54,746	11/14/2025	224
British Pound	37,000	United States Dollar	48,515	11/14/2025	93
United States Dollar	125,369	Indonesian Rupiah	2,081,907,000	12/5/2025	221
United States Dollar	1,149,010	Euro	984,893	12/5/2025	11,515
United States Dollar	149,442	Euro	129,000	12/5/2025	455
BNP Paribas Corp.
Euro	213,000	United States Dollar	252,777	11/7/2025	(7,152)
United States Dollar	171,663	British Pound	129,000	11/7/2025	2,193
Swiss Franc	173,000	United States Dollar	218,180	11/7/2025	(3,007)
Euro	289,896	New Zealand Dollar	586,000	11/7/2025	(1,143)
British Pound	412,000	United States Dollar	552,957	11/7/2025	(11,703)
United States Dollar	160,245	Japanese Yen	24,363,000	11/7/2025	2,045
United States Dollar	146,138	New Zealand Dollar	254,000	11/7/2025	741
Japanese Yen	7,339	United States Dollar	50	11/7/2025	(3)
United States Dollar	252,306	British Pound	185,000	11/7/2025	9,267
Canadian Dollar	192,000	United States Dollar	138,681	11/7/2025	(1,739)
Swiss Franc	964,000	United States Dollar	1,213,445	11/7/2025	(14,446)
Canadian Dollar	887,000	United States Dollar	637,516	11/7/2025	(4,872)
Canadian Dollar	236,000	United States Dollar	170,872	11/7/2025	(2,547)
United States Dollar	218,616	Swiss Franc	173,000	11/7/2025	3,443
New Zealand Dollar	723,000	United States Dollar	416,593	11/7/2025	(2,728)
United States Dollar	314,463	Swiss Franc	252,000	11/7/2025	1,031
United States Dollar	2,771,964	Australian Dollar	4,200,416	11/7/2025	23,375
British Pound	135,000	United States Dollar	179,830	11/7/2025	(2,477)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BNP Paribas Corp. (continued)
Euro	118,000	United States Dollar	139,484	11/7/2025	(3,410)
United States Dollar	147,632	Canadian Dollar	204,000	11/7/2025	2,131
United States Dollar	420,991	Japanese Yen	63,513,000	11/7/2025	8,571
United States Dollar	770,899	Canadian Dollar	1,071,000	11/7/2025	7,018
United States Dollar	303,012	Norwegian Krone	3,003,000	11/7/2025	6,545
New Zealand Dollar	254,000	United States Dollar	146,025	11/7/2025	(629)
United States Dollar	826,363	Swiss Franc	654,000	11/7/2025	12,934
United States Dollar	233,751	Euro	202,000	11/7/2025	811
Euro	205,000	United States Dollar	238,309	11/7/2025	(1,910)
Euro	123,000	United States Dollar	142,720	11/7/2025	(880)
British Pound	172,000	United States Dollar	231,083	11/7/2025	(5,122)
Euro	144,000	United States Dollar	169,978	11/7/2025	(3,921)
United States Dollar	234,666	Swiss Franc	185,724	11/7/2025	3,667
United States Dollar	180,188	British Pound	135,000	11/7/2025	2,836
British Pound	380,000	United States Dollar	506,722	11/7/2025	(7,507)
United States Dollar	284,282	Canadian Dollar	398,000	11/7/2025	412
Euro	202,000	United States Dollar	235,389	11/7/2025	(2,449)
Australian Dollar	4,688,416	United States Dollar	3,099,573	11/7/2025	(31,656)
British Pound	173,000	United States Dollar	233,235	11/7/2025	(5,961)
Euro	181,000	United States Dollar	212,345	11/7/2025	(3,622)
Euro	166,000	United States Dollar	195,008	11/7/2025	(3,582)
United States Dollar	300,675	Swiss Franc	239,000	11/7/2025	3,413
United States Dollar	251,723	Swiss Franc	200,000	11/7/2025	2,968
British Pound	136,000	United States Dollar	184,114	11/7/2025	(5,447)
United States Dollar	547,751	British Pound	410,000	11/7/2025	9,125
Norwegian Krone	1,692	United States Dollar	168	11/7/2025	(1)
Japanese Yen	666,967,245	United States Dollar	4,387,184	11/7/2025	(56,247)
Canadian Dollar	467,000	Euro	287,617	11/7/2025	1,412
United States Dollar	1,093,094	Canadian Dollar	1,506,000	11/7/2025	18,954
United States Dollar	137,165	British Pound	103,000	11/7/2025	1,851
Canadian Dollar	339,000	United States Dollar	243,956	11/14/2025	(2,081)
United States Dollar	70,057	Singapore Dollar	90,000	11/14/2025	832
United States Dollar	112,981	Chinese Yuan Renminbi	806,000	11/14/2025	(284)
Norwegian Krone	2,367,000	United States Dollar	238,128	11/14/2025	(4,449)
Swiss Franc	242,000	United States Dollar	304,084	12/5/2025	(2,124)
United States Dollar	4,399,448	Japanese Yen	666,967,245	12/5/2025	56,110
Swiss Franc	161,000	United States Dollar	203,068	12/5/2025	(2,178)
Euro	163,000	United States Dollar	190,114	12/5/2025	(1,858)
Australian Dollar	4,200,416	United States Dollar	2,772,788	12/5/2025	(23,352)
Euro	263,000	United States Dollar	306,144	12/5/2025	(2,394)
Citigroup Global Markets, Inc.
Brazilian Real	2,018,000	United States Dollar	376,710	11/4/2025	(2,107)
Brazilian Real	10,318,000	United States Dollar	1,913,576	11/4/2025	1,763
Canadian Dollar	210,000	United States Dollar	153,021	11/7/2025	(3,240)
United States Dollar	235,775	Canadian Dollar	330,000	11/7/2025	406

SCHEDULE OF INVESTMENTS (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc. (continued)
United States Dollar	2,527,939	Norwegian Krone	25,235,475	11/7/2025	36,601
Mexican Peso	530,000	United States Dollar	28,736	11/7/2025	(232)
Swiss Franc	440,000	United States Dollar	557,672	11/7/2025	(10,411)
United States Dollar	15,438	Brazilian Real	85,000	11/7/2025	(325)
Swedish Krona	10,163,000	United States Dollar	1,082,948	11/14/2025	(12,242)
United States Dollar	1,202,562	Chinese Yuan Renminbi	8,540,000	11/14/2025	922
United States Dollar	544,851	Colombian Peso	2,120,000,000	11/14/2025	(3,985)
Australian Dollar	336,000	United States Dollar	222,371	11/14/2025	(2,488)
United States Dollar	262,348	Thai Baht	8,503,000	11/14/2025	(923)
Thai Baht	29,664,264	United States Dollar	918,040	11/14/2025	428
United States Dollar	1,901,168	Brazilian Real	10,318,000	12/2/2025	(1,200)
United States Dollar	28,648	Mexican Peso	530,000	12/5/2025	225
Norwegian Krone	25,235,475	United States Dollar	2,527,892	12/5/2025	(36,614)
United States Dollar	534,119	Canadian Dollar	747,000	12/5/2025	552
Deutsche Bank AG
New Zealand Dollar	670,800	United States Dollar	386,736	11/7/2025	(2,752)
United States Dollar	169,003	Norwegian Krone	1,693,000	11/7/2025	1,863
United States Dollar	557,782	Swiss Franc	440,000	11/7/2025	10,521
Hungarian Forint	39,642,000	United States Dollar	118,773	11/7/2025	(1,008)
Norwegian Krone	4,075,308	United States Dollar	404,558	11/7/2025	(2,229)
Swedish Krona	33,608,574	United States Dollar	3,593,214	11/7/2025	(53,848)
United States Dollar	423,376	Norwegian Krone	4,235,479	11/7/2025	5,234
British Pound	402,000	United States Dollar	548,513	11/7/2025	(20,397)
United States Dollar	405,663	Japanese Yen	61,600,000	11/7/2025	5,665
Norwegian Krone	3,862,000	United States Dollar	388,698	11/7/2025	(7,427)
Norwegian Krone	3,264,985	United States Dollar	328,393	11/7/2025	(6,062)
Japanese Yen	80,071,000	United States Dollar	540,834	11/7/2025	(20,895)
United States Dollar	289,710	Canadian Dollar	407,000	11/7/2025	(579)
United States Dollar	118,547	Hungarian Forint	39,642,000	12/5/2025	990
United States Dollar	963,352	Canadian Dollar	1,342,000	12/5/2025	4,790
United States Dollar	3,599,000	Swedish Krona	33,608,574	12/5/2025	53,900
Goldman Sachs & Co. LLC
Canadian Dollar	577,000	United States Dollar	412,236	11/7/2025	(696)
United States Dollar	113,528	Japanese Yen	16,903,000	11/7/2025	3,769
British Pound	134,000	United States Dollar	178,428	11/7/2025	(2,390)
United States Dollar	388,655	Swiss Franc	312,000	11/7/2025	597
Swiss Franc	252,000	United States Dollar	314,422	11/7/2025	(991)
United States Dollar	337,255	Japanese Yen	50,659,000	11/7/2025	8,302
British Pound	1,671,585	United States Dollar	2,210,253	11/7/2025	(14,254)
Swiss Franc	4,974,895	United States Dollar	6,244,228	11/7/2025	(56,580)
United States Dollar	146,429	New Zealand Dollar	254,000	11/7/2025	1,033
Swedish Krona	1,581,000	Euro	143,335	11/7/2025	1,208
Euro	122,000	United States Dollar	142,408	11/7/2025	(1,721)
Canadian Dollar	4,874,261	United States Dollar	3,507,533	11/7/2025	(31,014)
Norwegian Krone	1,693,000	United States Dollar	167,902	11/7/2025	(762)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
Swiss Franc	429,000	United States Dollar	535,685	11/7/2025	(2,105)
South Korean Won	93,528,000	United States Dollar	65,809	11/7/2025	(140)
Japanese Yen	62,036,000	United States Dollar	408,450	11/7/2025	(5,621)
Australian Dollar	541,000	United States Dollar	355,689	11/7/2025	(1,679)
United States Dollar	1,176,603	Canadian Dollar	1,626,261	11/7/2025	16,687
United States Dollar	171,476	New Zealand Dollar	301,000	11/7/2025	(825)
United States Dollar	199,863	Swedish Krona	1,872,000	11/7/2025	2,720
Norwegian Krone	14,350,475	United States Dollar	1,446,398	11/7/2025	(29,666)
United States Dollar	335,408	Euro	286,000	11/7/2025	5,602
New Zealand Dollar	998,000	United States Dollar	577,351	11/7/2025	(6,069)
Mexican Peso	3,081,000	United States Dollar	167,938	11/14/2025	(2,355)
United States Dollar	190,429	Colombian Peso	741,430,000	11/14/2025	(1,516)
Hong Kong Dollar	245,000	United States Dollar	31,510	11/14/2025	28
Euro	136,000	United States Dollar	159,991	11/14/2025	(3,101)
Indonesian Rupiah	8,025,015,000	United States Dollar	481,665	11/14/2025	837
Chinese Yuan Renminbi	130,741,000	United States Dollar	18,394,171	11/14/2025	(21,395)
Romanian New Leu	1,305,000	United States Dollar	297,120	11/14/2025	(1,533)
United States Dollar	65,890	South Korean Won	93,528,000	12/5/2025	139
United States Dollar	299,697	Australian Dollar	454,000	12/5/2025	2,526
United States Dollar	2,210,348	British Pound	1,671,585	12/5/2025	14,252
United States Dollar	133,701	Chinese Yuan Renminbi	946,000	12/5/2025	576
United States Dollar	578,047	New Zealand Dollar	998,000	12/5/2025	6,095
United States Dollar	3,512,493	Canadian Dollar	4,874,261	12/5/2025	30,912
United States Dollar	6,264,522	Swiss Franc	4,974,895	12/5/2025	57,020
HSBC Securities (USA), Inc.
Brazilian Real	10,401,000	United States Dollar	1,942,297	11/4/2025	(11,551)
United States Dollar	4,249,740	Brazilian Real	22,737,000	11/4/2025	29,051
Chinese Yuan Renminbi	15,243,000	United States Dollar	2,149,078	11/7/2025	(7,987)
United States Dollar	702,366	Swiss Franc	550,000	11/7/2025	18,290
Australian Dollar	290,000	United States Dollar	191,652	11/7/2025	(1,887)
United States Dollar	212,675	Australian Dollar	322,000	11/7/2025	1,971
United States Dollar	2,124,052	Chinese Yuan Renminbi	15,065,000	11/7/2025	7,965
United States Dollar	126,081	Indonesian Rupiah	2,081,907,000	11/7/2025	899
United States Dollar	312,291	British Pound	235,230	11/7/2025	3,264
Colombian Peso	6,404,717,000	United States Dollar	1,648,118	11/7/2025	11,697
United States Dollar	4,297,912	Japanese Yen	630,333,245	11/7/2025	204,858
United States Dollar	184,351	Australian Dollar	280,000	11/7/2025	1,130
Canadian Dollar	241,000	United States Dollar	172,929	11/7/2025	(1,038)
United States Dollar	832,084	Swiss Franc	662,000	11/7/2025	8,705
Japanese Yen	107,594,661	United States Dollar	737,627	11/7/2025	(38,963)
United States Dollar	185,248	Euro	159,000	11/7/2025	1,894
United States Dollar	172,953	Canadian Dollar	241,000	11/7/2025	1,062
British Pound	103,000	United States Dollar	137,084	11/7/2025	(1,771)
New Zealand Dollar	1,311,000	United States Dollar	771,426	11/7/2025	(20,974)
Chinese Yuan Renminbi	970,000	United States Dollar	136,730	11/7/2025	(480)

SCHEDULE OF INVESTMENTS (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HSBC Securities (USA), Inc. (continued)
Japanese Yen	33,909,000	United States Dollar	223,091	11/7/2025	(2,904)
Australian Dollar	448,000	United States Dollar	295,486	11/7/2025	(2,332)
United States Dollar	162,128	New Zealand Dollar	281,000	11/7/2025	1,276
United States Dollar	1,127,695	Canadian Dollar	1,577,000	11/7/2025	2,915
United States Dollar	1,021,565	Canadian Dollar	1,422,000	11/7/2025	7,338
New Zealand Dollar	372,200	United States Dollar	214,815	11/7/2025	(1,758)
United States Dollar	137,438	Australian Dollar	209,000	11/7/2025	677
Singapore Dollar	150,000	United States Dollar	115,974	11/7/2025	(658)
Norwegian Krone	2,781,000	United States Dollar	273,847	11/7/2025	703
Canadian Dollar	809,000	United States Dollar	585,940	11/7/2025	(8,929)
United States Dollar	4,140	Swiss Franc	3,276	11/7/2025	66
United States Dollar	117,414	Hungarian Forint	39,642,000	11/7/2025	(351)
South Korean Won	1,151,021,000	United States Dollar	816,489	11/14/2025	(8,071)
United States Dollar	166,128	Thai Baht	5,400,000	11/14/2025	(1,068)
Japanese Yen	27,593,000	United States Dollar	180,888	11/14/2025	(1,586)
Chilean Peso	135,187,000	United States Dollar	141,022	11/14/2025	2,422
Colombian Peso	1,178,390,000	United States Dollar	300,584	11/14/2025	4,483
Euro	2,145,000	United States Dollar	2,486,369	11/14/2025	(11,887)
United States Dollar	56,165	South African Rand	968,000	11/14/2025	389
Euro	24,774,000	United States Dollar	29,148,613	11/14/2025	(569,217)
United States Dollar	116,221	Singapore Dollar	150,000	12/5/2025	667
United States Dollar	251,842	New Zealand Dollar	437,000	12/5/2025	1,399
British Pound	1,058,000	United States Dollar	1,398,390	12/5/2025	(8,410)
British Pound	105,000	United States Dollar	138,457	12/5/2025	(510)
United States Dollar	1,642,155	Colombian Peso	6,404,717,000	12/5/2025	(10,998)
United States Dollar	2,153,176	Chinese Yuan Renminbi	15,243,000	12/5/2025	8,124
J.P. Morgan Securities LLC
Brazilian Real	85,000	United States Dollar	15,896	11/7/2025	(133)
Norwegian Krone	4,140,015	United States Dollar	416,141	11/7/2025	(7,424)
United States Dollar	158,136	Japanese Yen	24,136,000	11/7/2025	1,409
United States Dollar	117,398	Singapore Dollar	150,000	11/7/2025	2,083
United States Dollar	110,220	Australian Dollar	169,000	11/7/2025	(367)
United States Dollar	191,551	South Korean Won	265,257,000	11/7/2025	5,305
United States Dollar	138,738	Euro	119,000	11/7/2025	1,511
United States Dollar	201,638	Japanese Yen	29,546,000	11/7/2025	9,782
United States Dollar	609,992	Swiss Franc	482,000	11/7/2025	10,492
South Korean Won	171,729,000	United States Dollar	122,537	11/7/2025	(1,960)
United States Dollar	174,046	Euro	148,000	11/7/2025	3,377
Peruvian Sol	276,000	United States Dollar	79,619	11/14/2025	2,328
Polish Zloty	165,000	United States Dollar	44,842	11/14/2025	(168)
United States Dollar	15,791	Brazilian Real	85,000	12/5/2025	129
Morgan Stanley & Co. LLC
United States Dollar	924,424	British Pound	688,000	11/7/2025	20,582
Euro	144,048	Swedish Krona	1,580,000	11/7/2025	(280)
United States Dollar	337,897	Japanese Yen	49,532,000	11/7/2025	16,262

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley & Co. LLC (continued)
United States Dollar	2,782,928	New Zealand Dollar	4,674,000	11/7/2025	107,404
United States Dollar	161,142	Chinese Yuan Renminbi	1,148,000	11/7/2025	(110)
United States Dollar	152	Norwegian Krone	1,521	11/7/2025	2
United States Dollar	503,457	Euro	435,000	11/7/2025	1,828
Canadian Dollar	843,000	United States Dollar	602,126	11/7/2025	(864)
Euro	210,000	United States Dollar	246,968	11/7/2025	(4,803)
Euro	152,000	United States Dollar	176,122	11/7/2025	(840)
Australian Dollar	752,000	United States Dollar	498,054	11/7/2025	(5,974)
United States Dollar	110,148	Australian Dollar	168,000	11/7/2025	215
United States Dollar	140,142	Canadian Dollar	193,000	11/7/2025	2,486
United States Dollar	139,725	Euro	120,000	11/7/2025	1,345
Euro	346,000	United States Dollar	408,489	11/7/2025	(9,493)
United States Dollar	200,233	Euro	172,000	11/7/2025	1,888
Canadian Dollar	700,000	United States Dollar	503,794	11/7/2025	(4,526)
New Zealand Dollar	1,089,000	United States Dollar	635,440	11/14/2025	(11,888)
United States Dollar	627,184	Thai Baht	20,300,000	11/14/2025	(1,347)
Czech Koruna	5,135,000	United States Dollar	248,300	11/14/2025	(4,984)
Euro	461,000	United States Dollar	543,207	11/14/2025	(11,395)
Euro	116,000	United States Dollar	135,044	11/14/2025	(1,225)
Polish Zloty	853,000	United States Dollar	234,766	11/14/2025	(3,814)
Euro	2,161,000	United States Dollar	2,508,629	11/14/2025	(15,690)
Danish Krone	1,728,000	United States Dollar	272,219	11/14/2025	(5,244)
Euro	147,000	United States Dollar	170,014	11/14/2025	(434)
United States Dollar	69,709	Euro	60,000	11/14/2025	493
United States Dollar	192,197	Australian Dollar	293,000	11/14/2025	453
United States Dollar	100,854	Swiss Franc	80,000	11/14/2025	1,274
Hungarian Forint	64,310,000	United States Dollar	193,509	11/14/2025	(2,548)
Euro	2,238,000	United States Dollar	2,590,731	11/14/2025	(8,964)
United States Dollar	88,601	Thai Baht	2,880,000	11/14/2025	(570)
Euro	305,000	United States Dollar	359,265	11/14/2025	(7,416)
United States Dollar	738,074	Euro	636,000	11/14/2025	4,381
New Zealand Dollar	437,000	United States Dollar	250,430	12/5/2025	14
United States Dollar	135,194	Japanese Yen	20,773,000	12/5/2025	(82)
RBC Capital Markets, LLC
United States Dollar	3,407,073	Swedish Krona	31,737,574	11/7/2025	64,745
United States Dollar	1,843,846	British Pound	1,364,000	11/14/2025	51,901
Japanese Yen	2,220,058,000	United States Dollar	15,191,320	11/14/2025	(765,176)
United States Dollar	117,002	British Pound	89,000	12/5/2025	75

SCHEDULE OF INVESTMENTS (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
UBS Securities LLC
Swiss Franc	113,000	United States Dollar	142,096	11/7/2025	(1,550)
United States Dollar	2,880,482	Swiss Franc	2,281,895	11/7/2025	42,318
Gross Unrealized Appreciation					1,313,600
Gross Unrealized Depreciation					(2,284,095)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Markit iTraxx Europe Crossover Index Series 44, Paid 3 Month Fixed Rate of 5.00%	12/20/2030	253,583	(27,773)	(26,888)	(885)
Markit iTraxx Europe Senior Financial Index Series 44, Paid 3 Month Fixed Rate of 1.00%	12/20/2030	2,352,559	(49,487)	(47,664)	(1,823)
Markit iTraxx Europe Senior Financial Index Series 44, Paid 3 Month Fixed Rate of 1.00%	12/20/2030	2,171,593	(45,679)	(44,521)	(1,158)
Markit iTraxx Europe Senior Financial Index Series 44, Paid 3 Month Fixed Rate of 1.00%	12/20/2030	2,352,559	(49,487)	(47,780)	(1,707)
Markit iTraxx Europe Senior Financial Index Series 44, Paid 3 Month Fixed Rate of 1.00%	12/20/2030	2,171,593	(45,680)	(43,465)	(2,215)
Sold Contracts:(c)
Markit CDX North America Investment Grade Index Series 45, Paid 3 Month Fixed Rate of 1.00%	12/20/2030	5,710,000	132,372	124,186	8,186
Markit CDX North America Investment Grade Index Series 45, Paid 3 Month Fixed Rate of 1.00%	12/20/2030	8,000,000	185,460	180,932	4,528
Markit iTraxx Europe Index Series 44, Received 3 Month Fixed Rate of 1.00%	12/20/2030	8,998,739	207,189	200,523	6,666
Markit iTraxx Europe Index Series 44, Received 3 Month Fixed Rate of 1.00%	12/20/2030	1,888,041	43,471	42,153	1,318
Markit iTraxx Europe Index Series 44, Received 3 Month Fixed Rate of 1.00%	12/20/2030	1,888,041	43,471	42,302	1,169
Markit iTraxx Europe Index Series 44, Received 3 Month Fixed Rate of 1.00%	12/20/2030	1,742,807	40,126	38,438	1,688
Gross Unrealized Appreciation					23,555
Gross Unrealized Depreciation					(7,788)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

OTC Credit Default Swaps
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Bank of America Corp.
Yum! Brands, Inc., 3.63%, 3/15/2031 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	420,000	(6,642)	(1,239)	(5,403)
Yum! Brands, Inc., 3.63%, 3/15/2031 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	280,000	(4,428)	(1,023)	(3,405)
Barclays Capital, Inc.
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026 Received 3 Month Fixed Rate of 1.00%	12/20/2030	160,000	(1,104)	0(c)	(1,104)
BNP Paribas Corp.
Intesa Sanpaolo SpA, 4.20%, 6/1/2032 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	737,696	(9,500)	13,008	(22,508)
UniCredit SpA, 2.73%, 1/15/2032 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	714,643	(6,834)	14,063	(20,897)
Citigroup Global Markets, Inc.
Mediobanca Banca di Credito Finanziario SpA, 2.30%, 11/23/2030 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	368,848	(2,881)	6,172	(9,053)
Goldman Sachs & Co. LLC
TransDigm, Inc., 5.50%, 11/15/2027 Paid 3 Month Fixed Rate of 5.00%	12/20/2029	290,000	(47,213)	(38,243)	(8,970)
Morgan Stanley & Co. LLC
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026 Received 3 Month Fixed Rate of 1.00%	12/20/2030	70,000	(483)	32	(515)
Sold Contracts:(d)
BNP Paribas Corp.
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%	12/20/2029	172,898	(630)	(2,208)	1,578
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%	12/20/2029	69,159	(252)	(1,160)	908
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%	12/20/2029	80,686	(294)	(1,306)	1,012
Goldman Sachs & Co. LLC
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%	12/20/2029	92,212	(336)	(1,118)	782
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%	6/20/2029	334,269	486	(6,902)	7,388
Virgin Media Finance PLC, 3.75%, 7/15/2030 Received 3 Month Fixed Rate of 5.00%	12/20/2029	322,742	25,744	9,507	16,237
Gross Unrealized Appreciation					27,905
Gross Unrealized Depreciation					(71,855)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

SCHEDULE OF INVESTMENTS (continued)
(c)	Amount is less than $1.
(d)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
EUR Maturity Fixed at 2.80%	EUR - CPTFEMU at Maturity	7/28/2053	2,747,918	482,033	450,839	31,194
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.53%	7/28/2053	2,157,000	(26,684)	(29,649)	2,965
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.46%	12/7/2053	1,277,000	(1,091)	(32,070)	30,979
Gross Unrealized Appreciation						65,138

CPTFEMU—Eurostat Eurozone HICP Ex Tobacco Unrevised NSA
CPURNSA—US CPI Urban Consumers NSA
EUR—Euro
USD—United States Dollar

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
EUR - 3 Month EURIBOR at 2.03%	EUR - QW5A at Maturity	Goldman Sachs & Co. LLC	3/20/2026	1,330,251	(1,715)
EUR - IBOXXMJA at Maturity	EUR - 3 Month EURIBOR at 2.03%	Goldman Sachs & Co. LLC	3/20/2026	1,852,206	3,808
EUR - IBOXXMJA at Maturity	EUR - 3 Month EURIBOR at 2.03%	Goldman Sachs & Co. LLC	3/20/2026	1,440,487	(3,574)
USD - 3 Month SOFRRATE at 4.20%	USD - IBOXIG at Maturity	Goldman Sachs & Co. LLC	3/20/2026	2,400,646	10,545
USD - 3 Month SOFRRATE at 4.20%	USD - IBOXIG at Maturity	J.P. Morgan Securities LLC	3/20/2026	6,341,305	(11,930)
USD - 3 Month SOFRRATE at 4.20%	USD - IBOXIG at Maturity	Morgan Stanley & Co. LLC	3/20/2026	1,912,457	(3,598)
EUR - IBOXXMJA at Maturity	EUR - 3 Month EURIBOR at 2.03%	BNP Paribas Corp.	3/25/2026	1,862,929	14,532
EUR - IBOXXMJA at Maturity	EUR - 3 Month EURIBOR at 2.03%	BNP Paribas Corp.	3/25/2026	1,726,720	(6,152)
USD - 3 Month SOFRRATE at 4.20%	USD - IBOXIG at Maturity	BNP Paribas Corp.	3/25/2026	3,978,352	(9,934)
Gross Unrealized Appreciation					28,885
Gross Unrealized Depreciation					(36,903)

EUR—Euro
EURIBOR—Euro Interbank Offered Rate
IBOXIG—Markit iBoxx $ Investment Grade Corporate Bond Index
IBOXXMJA—Markit iBoxx € Liquid High Yield Index
QW5A—Markit iBoxx € Corporates Index
SOFRRATE—Secured Overnight Financing Rate
USD—United States Dollar
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $17,650,571)—Note 1(c):
Unaffiliated issuers	129,368,083	128,507,557
Affiliated issuers	5,158,707	5,158,707
Cash denominated in foreign currency	520,640	518,837
Cash collateral held by broker—Note 4		2,695,146
Dividends, interest and securities lending income receivable		1,368,913
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,313,600
Receivable for investment securities sold—TBA		951,277
Receivable for investment securities sold		269,923
Receivable for shares of Beneficial Interest subscribed		122,399
Receivable for futures variation margin—Note 4		72,473
Unrealized appreciation on over-the-counter swap agreements—Note 4		56,790
Over-the-counter swap upfront payments—Note 4		42,782
Tax reclaim receivable—Note 1(b)		8,588
Prepaid expenses		24,036
		141,111,028
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		77,197
Cash overdraft due to Custodian		4,100
Liability for securities on loan—Note 1(c)		5,158,707
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		2,284,095
TBA sale commitments, at value (proceeds $949,694)—Note 4		945,365
Payable for investment securities purchased		213,995
Unrealized depreciation on over-the-counter swap agreements—Note 4		108,758
Over-the-counter swap upfront receipts—Note 4		53,199
Payable for shares of Beneficial Interest redeemed		32,663
Outstanding options written, at value (premiums received $35,518)—Note 4		21,678
Payable for swap variation margin—Note 4		20,032
Trustees’ fees and expenses payable		6,531
Other accrued expenses		139,958
		9,066,278
Net Assets ($)		132,044,750
Composition of Net Assets ($):
Paid-in capital		334,278,237
Total distributable earnings (loss)		(202,233,487)
Net Assets ($)		132,044,750

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	13,436,223	459,732	85,327,732	32,821,063
Shares Outstanding	1,041,521	38,284	6,451,365	2,466,735
Net Asset Value Per Share ($)	12.90	12.01	13.23	13.31
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2025

Investment Income ($):
Income:
Interest (net of $15,051 foreign taxes withheld at source)	5,516,231
Dividends:
Unaffiliated issuers	7,224
Affiliated issuers	77,811
Affiliated income net of rebates from securities lending—Note 1(c)	6,400
Total Income	5,607,666
Expenses:
Management fee—Note 3(a)	680,374
Shareholder servicing costs—Note 3(c)	184,672
Professional fees	105,934
Registration fees	67,410
Custodian fees—Note 3(c)	35,949
Prospectus and shareholders’ reports	27,188
Chief Compliance Officer fees—Note 3(c)	24,283
Trustees’ fees and expenses—Note 3(d)	15,216
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Distribution Plan fees—Note 3(b)	3,784
Loan commitment fees—Note 2	3,119
Miscellaneous	46,643
Total Expenses	1,204,572
Less—reduction in expenses due to undertaking—Note 3(a)	(28,502)
Less—reduction in fees due to earnings credits—Note 3(c)	(791)
Net Expenses	1,175,279
Net Investment Income	4,432,387
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,425,250
Net realized gain (loss) on futures	1,918,558
Net realized gain (loss) on options transactions	117,414
Net realized gain (loss) on forward foreign currency exchange contracts	(483,884)
Net realized gain (loss) on swap agreements	125,942
Net Realized Gain (Loss)	3,103,280
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	367,074
Net change in unrealized appreciation (depreciation) on TBA sale commitments	4,329
Net change in unrealized appreciation (depreciation) on futures	(1,130,766)
Net change in unrealized appreciation (depreciation) on options transactions	(7,378)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(41,171)
Net change in unrealized appreciation (depreciation) on swap agreements	(250,635)
Net Change in Unrealized Appreciation (Depreciation)	(1,058,547)
Net Realized and Unrealized Gain (Loss) on Investments	2,044,733
Net Increase in Net Assets Resulting from Operations	6,477,120
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
Operations ($):
Net investment income	4,432,387	5,040,363
Net realized gain (loss) on investments	3,103,280	(7,527,844)
Net change in unrealized appreciation (depreciation) on investments	(1,058,547)	21,770,165
Net Increase (Decrease) in Net Assets Resulting from Operations	6,477,120	19,282,684
Distributions ($):
Distributions to shareholders:
Class A	(464,923)	-
Class C	(13,463)	-
Class I	(1,875,241)	-
Class Y	(706,278)	-
Total Distributions	(3,059,905)	-
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,672,495	2,752,537
Class C	63,313	18,772
Class I	41,144,667	22,509,255
Class Y	556,613	13,328,701
Distributions reinvested:
Class A	429,832	-
Class C	9,580	-
Class I	1,676,604	-
Class Y	601,102	-
Cost of shares redeemed:
Class A	(10,028,402)	(4,329,766)
Class C	(403,470)	(778,467)
Class I	(47,718,186)	(73,716,614)
Class Y	(1,693,488)	(29,912,382)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(13,689,340)	(70,127,964)
Total Increase (Decrease) in Net Assets	(10,272,125)	(50,845,280)
Net Assets ($):
Beginning of Period	142,316,875	193,162,155
End of Period	132,044,750	142,316,875

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended October 31,
	2025	2024
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	133,267	219,904
Shares issued for distributions reinvested	35,611	-
Shares redeemed	(781,271)	(349,612)
Net Increase (Decrease) in Shares Outstanding	(612,393)	(129,708)
Class C(a)
Shares sold	5,327	1,603
Shares issued for distributions reinvested	844	-
Shares redeemed	(34,688)	(65,904)
Net Increase (Decrease) in Shares Outstanding	(28,517)	(64,301)
Class I(b)
Shares sold	3,185,310	1,774,268
Shares issued for distributions reinvested	135,648	-
Shares redeemed	(3,709,791)	(5,775,471)
Net Increase (Decrease) in Shares Outstanding	(388,833)	(4,001,203)
Class Y
Shares sold	42,718	1,042,447
Shares issued for distributions reinvested	48,359	-
Shares redeemed	(131,833)	(2,367,104)
Net Increase (Decrease) in Shares Outstanding	(40,756)	(1,324,657)

(a)
During the period ended October 31, 2025, 182 Class C shares representing $2,145 were automatically converted to 170 Class A shares and during the period ended October 31, 2024, 165 Class C shares representing $1,937 were automatically converted to 156 Class A shares.

(b)	During the period ended October 31, 2024, 219 Class A shares representing $2,697 were exchanged for 215 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.60	11.42	11.13	14.81	15.33
Investment Operations:
Net investment income(a)	.39	.36	.28	.10	.12
Net realized and unrealized gain (loss) on investments	.19	.82	.01	(3.52)	(.25 )
Total from Investment Operations	.58	1.18	.29	(3.42)	(.13 )
Distributions:
Dividends from net investment income	(.28 )	-	-	(.26 )	(.39 )
Net asset value, end of period	12.90	12.60	11.42	11.13	14.81
Total Return (%)(b)	4.77	10.24	2.61	(23.48)	(1.03)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17	1.21	1.10	1.57	1.80
Ratio of net expenses to average net assets(c)	1.02 (d)	1.03 (d)	1.02 (d)	1.02 (d)	1.02
Ratio of net investment income to average net assets(c)	3.10 (d)	2.90 (d)	2.37 (d)	.78 (d)	.77
Portfolio Turnover Rate	127.15	127.52	119.74	172.43	141.06
Net Assets, end of period ($ x 1,000)	13,436	20,832	20,362	25,223	41,115

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.84	10.83	10.65	14.20	14.76
Investment Operations:
Net investment income(a)	.24	.23	.18	.00 (b)	.01
Net realized and unrealized gain (loss) on investments	.18	.78	.00 (b)	(3.37)	(.26 )
Total from Investment Operations	.42	1.01	.18	(3.37)	(.25 )
Distributions:
Dividends from net investment income	(.25 )	-	-	(.18 )	(.31 )
Net asset value, end of period	12.01	11.84	10.83	10.65	14.20
Total Return (%)(c)	3.67	9.23	1.69	(24.08)	(1.78)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.06	1.94	1.84	1.79	1.73
Ratio of net expenses to average net assets	2.06 (d)	1.94 (d)	1.83 (d)	1.79 (d)	1.73
Ratio of net investment income to average net assets	2.06 (d)	1.96 (d)	1.55 (d)	.01 (d)	.07
Portfolio Turnover Rate	127.15	127.52	119.74	172.43	141.06
Net Assets, end of period ($ x 1,000)	460	791	1,420	1,793	2,823

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended October 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.89	11.67	11.35	15.09	15.59
Investment Operations:
Net investment income(a)	.42	.39	.32	.14	.17
Net realized and unrealized gain (loss) on investments	.21	.83	.00 (b)	(3.59)	(.26 )
Total from Investment Operations	.63	1.22	.32	(3.45)	(.09 )
Distributions:
Dividends from net investment income	(.29 )	-	-	(.29 )	(.41 )
Net asset value, end of period	13.23	12.89	11.67	11.35	15.09
Total Return (%)	4.94	10.45	2.82	(23.26)	(.71 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	.84	.77	.73	.70
Ratio of net expenses to average net assets	.86 (c)	.84 (c)	.76 (c)	.73 (c)	.70
Ratio of net investment income to average net assets	3.26 (c)	3.07 (c)	2.62 (c)	1.07 (c)	1.10
Portfolio Turnover Rate	127.15	127.52	119.74	172.43	141.06
Net Assets, end of period ($ x 1,000)	85,328	88,200	126,501	134,568	228,633

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.96	11.71	11.37	15.11	15.62
Investment Operations:
Net investment income(a)	.44	.40	.34	.16	.19
Net realized and unrealized gain (loss) on investments	.20	.85	.00 (b)	(3.60)	(.28 )
Total from Investment Operations	.64	1.25	.34	(3.44)	(.09 )
Distributions:
Dividends from net investment income	(.29 )	-	-	(.30 )	(.42 )
Net asset value, end of period	13.31	12.96	11.71	11.37	15.11
Total Return (%)	5.02	10.58	2.99	(23.19)	(.65 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75	.74	.66	.64	.61
Ratio of net expenses to average net assets	.75 (c)	.74 (c)	.66 (c)	.64 (c)	.61
Ratio of net investment income to average net assets	3.37 (c)	3.16 (c)	2.73 (c)	1.16 (c)	1.18
Portfolio Turnover Rate	127.15	127.52	119.74	172.43	141.06
Net Assets, end of period ($ x 1,000)	32,821	32,494	44,878	29,038	46,419

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Bond Fund (the “fund”) is a separate non-diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return through capital appreciation and income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options, are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures and options which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	4,440,540	—	4,440,540
Collateralized Loan Obligations	—	1,725,343	—	1,725,343
Commercial Mortgage-Backed	—	1,194,747	—	1,194,747
Corporate Bonds and Notes	—	7,879,311	—	7,879,311
Foreign Governmental	—	78,944,460	—	78,944,460
U.S. Government Agencies Mortgage-Backed	—	1,891,045	—	1,891,045
U.S. Treasury Securities	—	32,405,074	—	32,405,074
Investment Companies	5,158,707	—	—	5,158,707
	5,158,707	128,480,520	—	133,639,227

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	1,313,600	—	1,313,600
Futures††	166,189	—	—	166,189
Options Purchased	—	27,037	—	27,037
Swap Agreements††	—	145,483	—	145,483
	166,189	1,486,120	—	1,652,309
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(945,365)	—	(945,365)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(2,284,095)	—	(2,284,095)
Futures††	(725,803)	—	—	(725,803)
Options Written	—	(21,678)	—	(21,678)
Swap Agreements††	—	(116,546)	—	(116,546)
	(725,803)	(3,367,684)	—	(4,093,487)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on

NOTES TO FINANCIAL STATEMENTS (continued)
an overnight and continuous basis. During the period ended October 31, 2025, BNY earned $877 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	17,650,571
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(17,650,571)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and

NOTES TO FINANCIAL STATEMENTS (continued)
difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Non-Diversification Risk:  The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
On October 31, 2025, the Board declared a cash dividend of $.068, $.038, $.075 and $.079 per share from undistributed net investment income for Class A, Class C, Class I and Class Y shares, respectively, payable on November 3, 2025 to shareholders of record as of the close of business on October 31, 2025, with an ex-dividend date of November 3, 2025.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $4,945,074, accumulated capital and other losses $206,363,054 and unrealized depreciation $815,507.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. The fund has $123,579,718 of short-term capital losses and $80,775,146 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows: ordinary income $3,059,905 and $0, respectively.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.

NOTES TO FINANCIAL STATEMENTS (continued)
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser and the Trust, the Trust had agreed to pay the Adviser a management fee computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from November 1, 2024 through February 28, 2026, to waive receipt of its fees and/or assume the direct expenses of Class A shares of the fund so that the direct expenses of the fund’s Class A shares (excluding Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed .77% of the value of the applicable share class’ average daily net assets. On or after February 28, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $28,502 during the period ended October 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .24% of the value of the fund’s average daily net assets.
During the period ended October 31, 2025, the Distributor retained $317 from commissions earned on sales of the fund’s Class A shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2025, Class C shares were charged $3,784 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2025, Class A and Class C shares were charged $47,171 and $1,261, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2025, the fund was charged $9,357 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $791.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2025, the fund was charged $35,949 pursuant to the custody agreement.
During the period ended October 31, 2025, the fund was charged $24,283 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended October 31, 2025, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $56,696, Distribution Plan fees of $284, Shareholder Services Plan fees of $2,967, Custodian fees of $9,000, Chief Compliance Officer fees of $1,541, Transfer Agent fees of $1,684 and Shareholder and regulatory reports service fees of $8,333, which are offset against an expense reimbursement currently in effect in the amount of $3,308.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended October 31, 2025, amounted to $167,844,490 and $179,319,965, respectively.
TBA Securities: During the period ended October 31, 2025, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold-TBA) and TBA sale commitments, at value, respectively.
The fund enters into forward-settling mortgage-backed securities transactions (including TBA trades) pursuant to Master Securities Forward Transaction Agreements (“MSFTAs”) with approved counterparties. The MSFTAs provide for rights of setoff and close-out netting of covered transactions with the same counterparty upon an event of default and require posting or receipt of collateral (including cash) based on changes in the fair value of open positions.
The fund does not offset TBA-related assets and liabilities in the statement of assets and liabilities because the criteria for offsetting under GAAP are not met in the ordinary course of business. However, the fund’s TBA positions are subject to enforceable master netting arrangements. Collateral posted or received under MSFTAs is presented separately as “Cash pledged as collateral” or “Cash received as collateral, if any.” Collateral amounts are not offset against the related assets or liabilities except where offsetting criteria are met.
At October 31, 2025, the amounts are as follows:
TBA Sale Commitments:	Assets ($)	Liabilities ($)
TBA forward receivables/payables (fair value)	951,277	-
Amounts offset in the statement of financial position	-	-
Net amounts presented	951,277	-

NOTES TO FINANCIAL STATEMENTS (continued)
TBA Sale Commitments: (continued)	Assets ($)	Liabilities ($)
Financial instruments subject to MSFTA (not offset)	(945,365)	-
Financial collateral (including cash) subject to MSFTA	-	-
Net amount	5,912	-
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended October 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2025 are set forth in the fund’s Schedule of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies and credit, or as a substitute for an investment. The fund is subject to market risk currency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.
As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options purchased and written open at October 31, 2025 are set forth in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS (continued)
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at October 31, 2025 are set forth in the Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Inflation swap agreements are within Interest rate swaps open at October 31, 2025 which are set forth in the Schedule of Investments.
For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at October 31, 2025 are set forth in the Schedule of Investments.
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return

NOTES TO FINANCIAL STATEMENTS (continued)
swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at October 31, 2025 are set forth in the Schedule of Investments.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at October 31, 2025 are set forth in the Schedule of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Schedule of Investments and disclosures within this Note.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of October 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	231,327 (1),(2)	Interest Rate Risk	(725,803)(2)
Equity Risk	28,885 (1)	Equity Risk	(36,903)(1)
Foreign Exchange Risk	1,313,600 (3)	Foreign Exchange Risk	(2,284,095)(3)
Credit Risk	78,497 (1),(4)	Credit Risk	(101,321)(1),(5)
Gross fair value of derivative contracts	1,652,309		(3,148,122)

Statement of Assets and Liabilities location:
(1)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Schedule of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on centrally cleared swap agreements, are reported in the Statement of Assets and Liabilities.

(2)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(3)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(4)	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
(5)	Outstanding options written, at value.

NOTES TO FINANCIAL STATEMENTS (continued)
The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Options Transactions(2)	Forward Contracts(3)	Swap Agreements(4)	Total
Interest Rate	1,918,558	-	-	529,427	2,447,985
Equity	-	-	-	(180,677)	(180,677)
Foreign Exchange	-	-	(483,884)	-	(483,884)
Credit	-	117,414	-	(222,808)	(105,394)
Total	1,918,558	117,414	(483,884)	125,942	1,678,030

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(5)	Options Transactions(6)	Forward Contracts(7)	Swap Agreements(8)	Total
Interest Rate	(1,130,766)	-	-	109,914	(1,020,852)
Equity	-	-	-	(350,779)	(350,779)
Foreign Exchange	-	(3,039)	(41,171)	-	(44,210)
Credit	-	(4,339)	-	(9,770)	(14,109)
Total	(1,130,766)	(7,378)	(41,171)	(250,635)	(1,429,950)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on options transactions.
(3)	Net realized gain (loss) on forward foreign currency exchange contracts.
(4)	Net realized gain (loss) on swap agreements.
(5)	Net change in unrealized appreciation (depreciation) on futures.
(6)	Net change in unrealized appreciation (depreciation) on options transactions.
(7)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(8)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At October 31, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	166,189	(725,803)
Options	27,037	(21,678)
Forward contracts	1,313,600	(2,284,095)
Swap agreements	145,483	(116,546)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,652,309	(3,148,122)
Derivatives not subject to Master Agreements	(254,882)	733,591
Total gross amount of assets and liabilities subject to Master Agreements	1,397,427	(2,414,531)

NOTES TO FINANCIAL STATEMENTS (continued)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2025:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Bank of America Corp.	22,431	(22,431)	-	-
Barclays Capital, Inc.	157,994	(38,232)	-	119,762
BNP Paribas Corp.	199,715	(199,715)	-	-
Citigroup Global Markets, Inc.	58,083	(58,083)	-	-
Deutsche Bank AG	82,963	(82,963)	-	-
Goldman Sachs & Co. LLC	191,063	(191,063)	-	-
HSBC Securities (USA), Inc.	321,245	(321,245)	-	-
J.P. Morgan Securities LLC	36,416	(21,982)	-	14,434
Morgan Stanley & Co. LLC	168,478	(112,515)	(43,000)	12,963
RBC Capital Markets, LLC	116,721	(116,721)	-	-
UBS Securities LLC	42,318	(1,550)	-	40,768
Total	1,397,427	(1,166,500)	(43,000)	187,927

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
Bank of America Corp.	(66,918)	22,431	-	(44,487)
Barclays Capital, Inc.	(38,232)	38,232	-	-
BNP Paribas Corp.	(282,372)	199,715	-	(82,657)
Citigroup Global Markets, Inc.	(98,587)	58,083	12,000	(28,504)
Deutsche Bank AG	(115,197)	82,963	-	(32,234)
Goldman Sachs & Co. LLC	(198,672)	191,063	-	(7,609)
HSBC Securities (USA), Inc.	(713,330)	321,245	312,000	(80,085)
J.P. Morgan Securities LLC	(21,982)	21,982	-	-
Morgan Stanley & Co. LLC	(112,515)	112,515	-	-
RBC Capital Markets, LLC	(765,176)	116,721	580,000	(68,455)
UBS Securities LLC	(1,550)	1,550	-	-
Total	(2,414,531)	1,166,500	904,000	(344,031)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2025:
Average Market Value ($)
Futures:
Interest Rate Futures Long	64,022,415
Interest Rate Futures Short	53,284,469
Options Contracts:
Credit Purchased Options	10,395
Credit Written Options	37,913

NOTES TO FINANCIAL STATEMENTS (continued)
Average Market Value ($)
Currency Purchased Options	17,713
Currency Written Options	14,766
Forward Contracts:
Forward Contracts Purchased in USD	106,986,921
Forward Contracts Sold in USD	69,806,641
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended October 31, 2025:
Average Notional Value ($)
Swap Agreements:
Equity Total Return Swaps Pays Fixed Rate	16,696,160
Equity Total Return Swaps Receives Fixed Rate	674,242
Credit Default Swaps Buy Protection	24,874,762
Credit Default Swaps Sell Protection	28,080,918
Interest Rate Swap Pays Fixed Rate	7,423,731
Interest Rate Swap Receives Fixed Rate	15,652,909
At October 31, 2025, the cost of investments for federal income tax purposes was $133,609,896; accordingly, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $826,931, consisting of $4,154,616 gross unrealized appreciation and $4,981,547 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon International Bond Fund and Board of Trustees of BNY Mellon Investment Funds III:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon International Bond Fund (the Fund), a series of BNY Mellon Investment Funds III, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
December 22, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable but not less than 41.36% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $39,499.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-6091NCSRAR1025

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 28, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 26, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)